Note 16 - Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of supplemental cash flow information [text block]
1 6 .	SUPPLEMENTAL CASH FLOW INFORMATION

	2019	201 8
Income taxes and other taxes paid	$97,442	$143,916
Interest paid	$24,547	$38,924

LINGO MEDIA CORPORATION
Notes to Condensed Consolidated Interim Financial Statements
For the period ended
June 30, 2018
(Unaudited - See Notice to Reader)